CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Treasury stock, common, shares	13,715,549	14,907,047
Class A ordinary shares
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	524,647,963	357,075,403
Common stock, shares outstanding	366,200,519	348,016,199
Class B ordinary shares
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580